PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

(Dollars in thousands)	September 30, 2025	December 31, 2024
Other collaboration receivables	$192,962	$112,656
Other receivables	1,167	780
Lease receivables	63	568
VAT recoverable	7,139	4,597
Prepayments	17,592	12,374
Pledged deposits	70	70
Total	$218,993	$131,045